CONCENTRATIONS	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS

17. CONCENTRATIONS

Concentrations of Credit Risk

As of June 30, 2026 and December 31, 2025, cash and cash equivalents balances in the PRC are $980,746 and $908,341, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $71,499). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026		December 31, 2025
		% of			% of
	Amount	Total	Amount		Total
A	$1,288,248	32.84%	$	*	* %
B	1,010,929	25.77%		1,430,091	46.02%
C	997,433	25.43%		*	* %
D	*	* %		408,501	13.15%
E	*	* %		320,316	10.31%
Total	$3,296,610	84.04%		$2,158,908	69.48%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026		2025
		% of			% of
Customer	Amount	Total	Amount		Total
A	$2,554,059	17.51%	$	*	*	%
B	1,887,253	12.94%		3,607,257	29.83%
C	1,504,021	10.31%		*	*	%
Total	$5,945,333	40.76%		$3,607,257	29.83%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of June 30, 2026 and December 31, 2025:

	As of
	June 30, 2026			December 31, 2025
		% of				% of
Suppliers	Amount	Total		Amount		Total
A	$303,886	20.87%		$	*	* %
B	157,135	10.79%			*	* %
C	*	*	%		414,586	23.44%
D	*	*	%		338,416	19.14%
E	*	*	%		222,980	12.61%
Total	$461,021	31.66%			975,982	55.19%

*	represented the percentage below 10%

17. CONCENTRATIONS – continued

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during six months ended June 30, 2026 and 2025.

	For the six months ended June 30,
	2026				2025
			% of			% of
Suppliers	Amount		Total		Amount	Total
A	$	*	*	%	$1,266,176	10.82%
Total	$	*	*	%	1,266,176	10.82%

*	represented the percentage below 10%